Risk Management Section - Real Estate market risk exposure in banking books (by geographic area and sector type (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Real estate market risk [line items]
Real Estate market risk exposure	€ 913	€ 934
Scenario, Previously Reported [Member]
Real estate market risk [line items]
Real Estate market risk exposure		934
Europe [member]
Real estate market risk [line items]
Real Estate market risk exposure	827	824
Americas [Member]
Real estate market risk [line items]
Real Estate market risk exposure	25	27
Other continental [member]
Real estate market risk [line items]
Real Estate market risk exposure	82	61
Residential [Member]
Real estate market risk [line items]
Real Estate market risk exposure	64	72
Office [member]
Real estate market risk [line items]
Real Estate market risk exposure	791	785
Retail [member]
Real estate market risk [line items]
Real Estate market risk exposure	2	8
Industrial [member]
Real estate market risk [line items]
Real Estate market risk exposure	16	12
Other sectors [Member]
Real estate market risk [line items]
Real Estate market risk exposure	€ 40	€ 57